Other Assets and Receivables - Summary of Other Assets and Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Assets And Receivables [abstract]
Real estate held for own use and equipment	€ 200	€ 236
Receivables	3,472	3,830
Accrued income	700	812
Right-of-use assets	137	162	€ 150
Other assets and receivables	€ 4,508	€ 5,040